Convertible securities - Movements of Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible securities
Beginning for the year	$ 15,346,113	$ 0
Proceeds from issuance of convertible securities	4,980,718	12,499,363	$ 0
Changes in fair value recognized in profit or loss	29,054,669	2,846,750	0
Changes in fair value recognized in other reserve due to amendment of terms	811,819	0
Converted to Series D preference shares of the Company (note 26)	(50,193,319)	0
End of the year	$ 0	$ 15,346,113	$ 0